Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	£ 3,011
Interest on plan assets	(161)	£ (143)	£ (153)
Interest on plan liabilities	136	122	127
Closing fair value of plan assets	2,999	3,011
Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,011	3,167
Exchange differences	(4)	(2)
Interest on plan assets	161	143
Return on plan assets excluding interest	40	(143)
Contributions by employer	19	9
Contributions by employees	7	7
Benefits paid	(165)	(154)
Settlements	(70)	(16)
Closing fair value of plan assets	2,999	3,011	3,167
Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,534)	(2,683)
Exchange differences	4	0
Current service cost	(18)	(19)
Past service cost	0	(13)
Administration expenses	(9)	(8)
Interest on plan liabilities	(135)	(121)
Actuarial losses – experience	(52)	(53)
Actuarial gains – demographic	6	38
Actuarial (losses)/gains – financial	17	162
Contributions by employees	(7)	(7)
Benefits paid	165	154
Settlements	70	16
Closing defined benefit obligation	(2,493)	(2,534)	(2,683)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	2,927
Interest on plan assets	(158)	(138)	(148)
Interest on plan liabilities	132	116	121
Closing fair value of plan assets	2,994	2,927
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	2,927	3,060
Exchange differences	0	0
Interest on plan assets	158	138
Return on plan assets excluding interest	40	(144)
Contributions by employer	16	8
Contributions by employees	7	7
Benefits paid	(154)	(142)
Settlements	0	0
Closing fair value of plan assets	2,994	2,927	3,060
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,443)	(2,569)
Exchange differences	0	0
Current service cost	(17)	(17)
Past service cost	0	(13)
Administration expenses	(9)	(8)
Interest on plan liabilities	(132)	(116)
Actuarial losses – experience	(50)	(53)
Actuarial gains – demographic	6	38
Actuarial (losses)/gains – financial	18	160
Contributions by employees	(7)	(7)
Benefits paid	154	142
Settlements	0	0
Closing defined benefit obligation	(2,480)	(2,443)	(2,569)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	84	107
Exchange differences	(4)	(2)
Interest on plan assets	3	5
Return on plan assets excluding interest	0	1
Contributions by employer	3	1
Contributions by employees	0	0
Benefits paid	(11)	(12)
Settlements	(70)	(16)
Closing fair value of plan assets	5	84	107
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(91)	(114)
Exchange differences	4	0
Current service cost	(1)	(2)
Past service cost	0	0
Administration expenses	0	0
Interest on plan liabilities	(3)	(5)
Actuarial losses – experience	(2)	0
Actuarial gains – demographic	0	0
Actuarial (losses)/gains – financial	(1)	2
Contributions by employees	0	0
Benefits paid	11	12
Settlements	70	16
Closing defined benefit obligation	£ (13)	£ (91)	£ (114)